Long-Term Incentive Plan (Narrative) (Details) shares in Millions	12 Months Ended
Dec. 31, 2019 shares
Long Term Incentive Plan [Line Items]
Board of Director Deferred Award Days to Payment	60 days
Limited partners' capital account, units issued (in units)	11.9
Limited partner unitholders, units remaining available (in shares)	1.6
Performance Shares [Member]
Long Term Incentive Plan [Line Items]
Equity Based Compensation, Award Payout Percentage, Minimum	0.00%
Equity Based Compensation, Award Payout Percentage, Maximum	200.00%
Equity Based Compensation Award Payout Fluctuation Of Award Market	50.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Forfeiture Period	2 years
Minimum [Member]
Long Term Incentive Plan [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Maximum [Member]
Long Term Incentive Plan [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years